UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Limited Term Tax-Exempt Bond Fund of AmericaSM

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Annual report for the year ended July 31, 2011

Limited Term Tax-Exempt Bond Fund of America seeks current income exempt from regular federal income taxes, consistent with preservation of capital, by investing primarily in investment-grade municipal bonds. The fund’s portfolio maintains a dollar-weighted average maturity between three and 10 years.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 2.50% maximum sales charge*	1.29%	3.74%	3.69%

*The maximum initial sales charge was 3.75% prior to November 1, 2006.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 17 for details.

The fund’s 30-day yield for Class A shares as of August 31, 2011, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.63%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 2.51%.) The fund’s distribution rate for Class A shares as of that date was 2.78%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 19.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

In many ways, the past fiscal year (through July 31, 2011) included some of the most challenging municipal bond market conditions witnessed since the depths of the financial crisis in 2008. A prolonged period of industrywide mutual fund outflows pressured municipal bonds. This selloff, alongside broader concerns about the economic and fiscal environment in the U.S., contributed to heightened market volatility throughout the fund’s fiscal year.

Against this volatile backdrop, Limited Term Tax-Exempt Bond Fund of America produced a solid result. For the 12 months ended July 31, 2011, the fund recorded a total return of 3.4%. A portion of this return came from dividends paid by the fund. For the 2011 fiscal year, the fund paid monthly dividends totaling nearly 46 cents a share. This amounts to an income return of about 2.9% for the fund’s investors. A small portion of the total return came from a modest rise in the fund’s net asset value, which increased from $15.78 to $15.85.

Overall, the fund’s results were similar to those of its benchmarks. The Barclays Capital Municipal Short-Intermediate 1–10 Years Index (a proxy for the segment of the municipal market in which the fund primarily invests) returned 3.1%; this index is unmanaged and so its results do not include expenses. Meanwhile, the fund’s peer group measure, the Lipper Intermediate Municipal Debt Funds Average, posted a 3.3% return. Results for longer time periods are shown in the table below.

[Begin Sidebar]
Results at a glance
For periods ended July 31, 2011, with dividends reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since 10/6/93)
Limited Term Tax-Exempt Bond
Fund of America (Class A shares)	3.41%	4.28%	3.92%	4.52%

Lipper Intermediate Municipal Debt
Funds Average*	3.26	4.24	4.02	4.50

Barclays Capital Municipal Short-
Intermediate 1–10 Years Index†	3.10	5.09	4.42	4.79

*Results of the Lipper average do not reflect the effect of sales charges, account fees or taxes.
† Barclays Capital Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

[End Sidebar]

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[Begin Sidebar]
In this report

Contents
1	Letter to investors

4	The value of a long-term perspective

5	Summary investment
portfolio

10	Financial statements

23	Board of trustees and
other officers
[End Sidebar]

Municipal market overview

In very broad terms, the municipals market experienced two distinct phases during the fiscal year: the first was characterized by heightened volatility, and included several periods of dramatically falling bond prices; then came a rally that gathered momentum in April 2011 and continued for much of the fiscal year’s remaining months.

In the first month of the fund’s past fiscal year, August 2010, the municipal bond market rose. This proved to be the lull before the storm. A prolonged selloff began in September. Over the fourth quarter of calendar year 2010, the Barclays Capital Municipal Bond Index (a proxy for the broader investment-grade municipal market of bonds rated BBB and above) lost about 4.2%, and was very volatile. From November 5 to November 17 alone, this broad index fell 3.4%. A subsequent rally helped regain about a third of that drop, only for the index to fall another 2.8% in the first half of December. All the while, redemptions from municipal bond mutual funds continued apace. In our view, investor emotion, as well as credit concerns, prompted the upheaval. Negative media reports on the financial distress of several state and local governments helped drive the indiscriminate selloff in November.

Although we believe there could be continued financial distress in the coming years, we expect that the scope and impact will be much more limited than some of the media coverage during the past fiscal year has implied. The municipal bond market is broad and diverse. While the financial health of state and local government issuers is a pertinent concern when considering general obligation (G.O.) bonds, it is for the most part not directly relevant to revenue bonds, which represent the majority of issuance and the vast majority of the fund’s holdings. Revenue bonds are issued to finance specific projects — for example, airports, utilities like electricity and water, hospitals and housing that are supported by the income from the project.

Weaker demand for municipal bonds continued into the first quarter of 2011. Then in the second quarter of 2011, municipal bond yields (which move inversely to prices) finally began to fall. Concerns about moderating U.S. and global growth prompted a so-called flight to quality as investors in stock markets sought the safety of higher quality bonds alongside select other assets. U.S. Treasury yields declined. With higher quality municipal bonds leading the way, municipals experienced a broad rally as relatively cheap bond valuations attracted investors. Emblematic of shifting investor sentiment, the run of consecutive weekly industrywide outflows from municipal bond funds that began in November 2010 finally came to an end with net industry inflows in early June.

Inside the portfolio

Over the past year, the portfolio counselors of Limited Term Tax-Exempt Bond Fund of America have continued to favor revenue bonds, rather than G.O. bonds. The fund’s exposure to G.O. bonds declined, from 9.2% at the start of the past fiscal year to 7.5% at the end. G.O. bonds are reliant on tax increases or budget cutbacks, whereas revenue bonds are largely based on revenue-generating localized activities. Despite ongoing challenges, the fund’s portfolio counselors believe that the thoroughness and depth of our research continues to distinguish the fund — enabling it to identify attractively priced bonds that can contribute to the fund’s long-term results.

Among municipals, revenue bonds are where doing fundamental credit research — something that the fund’s investment professionals have much experience in — potentially can be beneficial to bond investors. This potential advantage can be further accentuated given that revenue bonds often trade relatively cheaply, compared to the broader municipal market. With insurance of municipal debt now relatively rare, understanding an issuer’s financial condition and the terms and provisions of a bond are crucial. Portfolio counselors and analysts spend significant time visiting projects and an integrated approach to research means that they can benefit from the insights of their colleagues in the taxable bond and equity analyst teams.

[Begin Sidebar]
Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,* then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.81% tax-exempt distribution rate† as of July 31, 2011.

			The fund’s tax-exempt
			distribution rate
If your taxable income is …		… then your federal	of 2.81% is equivalent
Single	Joint	tax rate is …	to a taxable rate of …

$0 – 8,500	$0 – 17,000	10.0%	3.12%
8,501 – 34,500	17,001 – 69,000	15.0	3.31
34,501 – 83,600	69,001 – 139,350	25.0	3.75
83,601 – 174,400	139,351 – 212,300	28.0	3.90
174,401 – 379,150	212,301 – 379,150	33.0	4.19
Over 379,150	Over 379,150	35.0	4.32

*Based on 2011 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

†The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2011.
[End Sidebar]

Colleagues’ existing relationships have also helped smooth the way for the fund’s investment professionals to get direct access to project senior management and operating staff. This proved helpful as the fund’s exposure to corporate-related debt increased.

Traders also play a key role in the fund. By historical standards, there’s been a dearth of new municipal debt issued in 2011, so far. Its traders constantly monitor the secondary market (where buyers and sellers trade bonds directly between each other) for good value. The traders’ experience and professional relationships are invaluable, as is a proprietary transactions database including information on thousands of bonds and trades. With just a few keystrokes, the fair value of the bond can be estimated, pricing history analyzed, pertinent credit information reviewed and an investment decision considered.

At fiscal year end, the fund’s largest exposures were to hospitals (13.3%), airports (10.6%) and municipal electric utilities (7.4%) — all examples of revenue bonds used to fund mission-critical local enterprises. Diversifying exposure across different types of issuer is an important part of the portfolio counselors’ approach to dampening volatility in the fund’s results. In the past fiscal year, the largest individual positive and negative contributions to results were spread among bonds from a diverse list of issuer categories.

Rather than reach for yield among longer maturity revenue bonds, the portfolio counselors increased the fund’s holdings of A-rated debt (a segment of the investment-grade market where bond insurance was once common). Meanwhile, exposure to the highest rated bonds (AAA) declined.

The portfolio counselors increased the fund’s holdings in cash and short-term securities over the past fiscal year. This positioning served two important purposes — it helped dampen volatility in the fund’s returns, and it also helped improve the fund’s flexibility when attractive investment opportunities arose.

Looking forward

We remain cognizant that many investors have come to the fund seeking an alternative to the extremely low yields on short-term bonds or cash, while also wanting to avoid the higher levels of volatility typically associated with long-term debt. Pressure on the U.S. government’s credit rating and debate about fiscal austerity have added to concerns about economic growth.

Although we are focused on finding issues with attractive yields, we are equally devoted to preserving principal. We will steer our investment decisions by determining which issues are most appropriate and promising for the long-term needs of our fund’s investors. We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Brenda S. Ellerin

Brenda S. Ellerin
President

September 12, 2011

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective

How a $10,000 investment has grown

There always have been reasons not to invest. If you look beyond the negative headlines, however, you will find that, despite occasional stumbles, financial markets have tended to reward investors over the long term. As the chart below shows, over its relatively short lifetime, Limited Term Tax-Exempt Bond Fund of America has provided its shareholders with steady gains.

The chart shows the periods since the fund’s inception on October 6, 1993, to July 31, 2011, with dividends reinvested.

Fund results shown, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.2

[begin mountain chart]
date	The fund at maximum sales charge1	The fund at net asset value (without sales charge)	Barclays Capital Municipal Short-Intermediate 1-10 Years Index3	Lipper Intermediate Municipal Debt Funds Average4

10/6/1993	$9,750	$10,000	$10,000	$10,000
10/31/1993	$9,914	$10,171	$10,023	$10,021
1/31/1994	$10,207	$10,472	$10,222	$10,230
4/30/1994	$9,795	$10,049	$9,868	$9,796
7/31/1994	$9,953	$10,211	$10,031	$9,980
10/31/1994	$9,839	$10,094	$9,921	$9,811
1/31/1995	$9,957	$10,215	$10,086	$10,020
4/30/1995	$10,283	$10,549	$10,411	$10,338
7/31/1995	$10,596	$10,870	$10,776	$10,627
10/31/1995	$10,850	$11,131	$11,008	$10,901
1/31/1996	$11,084	$11,371	$11,271	$11,184
4/30/1996	$11,018	$11,303	$11,154	$11,010
7/31/1996	$11,167	$11,456	$11,307	$11,188
10/31/1996	$11,395	$11,691	$11,514	$11,410
1/31/1997	$11,523	$11,821	$11,697	$11,567
4/30/1997	$11,588	$11,888	$11,720	$11,613
7/31/1997	$12,055	$12,367	$12,167	$12,119
10/31/1997	$12,159	$12,474	$12,279	$12,211
1/31/1998	$12,420	$12,741	$12,550	$12,529
4/30/1998	$12,414	$12,735	$12,531	$12,491
7/31/1998	$12,652	$12,979	$12,765	$12,734
10/31/1998	$12,949	$13,284	$13,094	$13,053
1/31/1999	$13,123	$13,463	$13,309	$13,270
4/30/1999	$13,108	$13,448	$13,322	$13,232
7/31/1999	$12,979	$13,315	$13,216	$13,018
10/31/1999	$12,903	$13,237	$13,231	$12,820
1/31/2000	$12,880	$13,214	$13,273	$12,797
4/30/2000	$13,041	$13,379	$13,432	$13,057
7/31/2000	$13,379	$13,726	$13,793	$13,430
10/31/2000	$13,609	$13,962	$14,015	$13,660
1/31/2001	$14,058	$14,422	$14,512	$14,161
4/30/2001	$14,176	$14,543	$14,576	$14,177
7/31/2001	$14,582	$14,959	$14,941	$14,591
10/31/2001	$14,871	$15,256	$15,293	$14,933
1/31/2002	$14,791	$15,174	$15,340	$14,880
4/30/2002	$14,974	$15,361	$15,517	$15,063
7/31/2002	$15,357	$15,754	$15,921	$15,486
10/31/2002	$15,493	$15,895	$16,127	$15,670
1/31/2003	$15,718	$16,125	$16,368	$15,861
4/30/2003	$16,004	$16,418	$16,612	$16,192
7/31/2003	$15,772	$16,180	$16,460	$15,930
10/31/2003	$16,238	$16,659	$16,865	$16,383
1/31/2004	$16,538	$16,966	$17,117	$16,699
4/30/2004	$16,342	$16,765	$16,928	$16,478
7/31/2004	$16,466	$16,892	$17,089	$16,673
10/31/2004	$16,860	$17,296	$17,483	$17,112
1/31/2005	$16,921	$17,359	$17,532	$17,225
4/30/2005	$16,942	$17,381	$17,556	$17,240
7/31/2005	$17,027	$17,468	$17,608	$17,330
10/31/2005	$17,025	$17,465	$17,599	$17,289
1/31/2006	$17,195	$17,640	$17,791	$17,519
4/30/2006	$17,199	$17,645	$17,776	$17,492
7/31/2006	$17,367	$17,817	$17,961	$17,679
10/31/2006	$17,726	$18,185	$18,330	$18,089
1/31/2007	$17,738	$18,198	$18,349	$18,103
4/30/2007	$17,953	$18,418	$18,585	$18,318
7/31/2007	$17,945	$18,410	$18,657	$18,288
10/31/2007	$18,202	$18,673	$19,014	$18,534
1/31/2008	$18,675	$19,159	$19,705	$18,980
4/30/2008	$18,474	$18,952	$19,613	$18,804
7/31/2008	$18,466	$18,944	$19,745	$18,805
10/31/2008	$17,852	$18,314	$19,574	$18,166
1/31/2009	$18,791	$19,278	$20,757	$19,105
4/30/2009	$18,882	$19,371	$20,832	$19,357
7/31/2009	$19,228	$19,726	$21,113	$19,722
10/31/2009	$19,585	$20,092	$21,280	$20,182
1/31/2010	$19,970	$20,487	$21,652	$20,553
4/30/2010	$20,216	$20,739	$21,854	$20,837
7/31/2010	$20,710	$21,246	$22,326	$21,286
10/31/2010	$21,004	$21,547	$22,536	$21,600
1/31/2011	$20,428	$20,957	$22,146	$20,808
4/30/2011	$20,877	$21,417	$22,579	$21,369
7/31/2011	$21,417	$21,971	$23,019	$21,918
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The maximum initial sales charge was 4.75% prior to January 10, 2000, and 3.75% from that date until October 31, 2006.
3The market index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

4Results of the Lipper Intermediate Municipal Debt Funds Average reflect fund expenses but do not reflect the effect of any applicable account fees, taxes or front-end sales charges. If any applicable front-end sales charges were included, results of the average would be lower.

5For the period October 6, 1993, to July 31, 1994.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended July 31, 2011)*

	1 year	5 years	10 years
Class A shares	0.86%	3.75%	3.65%

*Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 17 for details.

Summary investment portfolio, July 31, 2011

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*

Aaa/AAA	10.2%
Aa/AA	38.8
A/A	31.8
Baa/BBB	8.6
Ba/BB	0.2
Unrated	2.0
Short-term securities & other assets less liabilities	8.4

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies. Securities in the "unrated" category (at left) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 91.62%	(000)	(000)	assets

Alabama - 0.42%
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2007-C, 5.00% 2034 (put 2015)	$7,000	$7,809	.31
Other securities		2,926	.11
		10,735	.42

Arizona - 2.90%
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children's Hospital), Series 2007-A, 1.08% 2042 (put 2015) (1)	9,000	8,323	.33
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2009-C, 5.00% 2038 (put 2014)	8,500	9,280	.37
Other securities		56,172	2.20
		73,775	2.90

California - 9.32%
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	12,614	.49
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,512	.33
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,906	.39
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, National insured, 5.35% 2016	8,000	8,171	.32
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 5.00% 2038 (put 2013)	7,000	7,345
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 4.70% 2025 (put 2012)	1,250	1,273	.34
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2002-C, AMT, 5.25% 2023 (put 2017) (2)	8,250	8,858
Pollution Control Fncg. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.625% 2023 (put 2011) (1)	9,205	9,205	.71
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	10,064	.40
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,303	.33
Other securities		153,112	6.01
		237,363	9.32

Connecticut - 0.54%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,056	.39
Other securities		3,713	.15
		13,769	.54

District of Columbia - 1.51%
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,273	.36
Other securities		29,169	1.15
		38,442	1.51

Florida - 10.86%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,113
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	2,000	2,086
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	11,041
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	8,000	8,640
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	8,350	9,078
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2012	2,000	2,052
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	2,000	2,092	1.45
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	13,500	14,740	.58
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,108	.32
Other securities		216,680	8.51
		276,630	10.86

Georgia - 3.02%
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	8,750	9,096	.36
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	18,847	.74
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	11,862	.47
Other securities		36,994	1.45
		76,799	3.02

Hawaii - 0.88%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	10,856	.42
Other securities		11,652	.46
		22,508	.88

Illinois - 7.15%
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,082	.36
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,418	.33
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,510	.33
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 5.50% 2015	9,825	11,000	.43
Other securities		145,115	5.70
		182,125	7.15

Indiana - 3.30%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 4.70% 2031 (put 2015)	1,280	1,388	.06
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	22,595	.89
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	7,722	.30
Other securities		52,267	2.05
		83,972	3.30

Michigan - 3.73%
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,512	.29
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.20% 2027 (put 2013)	2,500	2,553	.10
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 5.50% 2029 (put 2016)	7,000	8,042	.32
Other securities		76,980	3.02
		95,087	3.73

Mississippi - 0.31%
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	7,030	7,869	.31
	0

New Jersey - 2.94%
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,817
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.50% 2021	4,070	4,655
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,809
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,832
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,824
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2004-B, FGIC-National insured, 5.25% 2013	4,410	4,816	1.17
Other securities		45,159	1.77
		74,912	2.94

New York - 7.82%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,613	.38
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2016	7,025	7,803	.30
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	11,487	.45
Other securities		170,262	6.69
		199,165	7.82

Ohio - 3.73%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2014	7,500	8,071	.32
Other securities		86,910	3.41
		94,981	3.73

Pennsylvania - 3.07%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 3.70% 2021 (put 2015)	4,900	5,118	.20
Other securities		73,108	2.87
		78,226	3.07

South Carolina - 0.87%
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,354	.37
Other securities		12,839	.50
		22,193	.87

Texas - 8.97%
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2019	1,000	1,176
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	1,953
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,742
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,612	.49
City of Houston, Airport System, Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	10,782	.42
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 6.00% 2020 (put 2013)	3,500	3,765	.15
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	9,850	11,309	.44
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,817	.31
Other securities		182,287	7.16
		228,443	8.97

Virginia - 0.36%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,029	.04
Other securities		8,104	.32
		9,133	.36

Washington - 2.58%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	12,500	14,017	.55
Various Purpose G.O. Bonds, Series 1992-B, 6.40% 2017	9,400	11,257	.44
Other securities		40,491	1.59
		65,765	2.58

Wisconsin - 1.18%
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	3,852	.15
G.O. Ref. Bonds, Series 2005-1, National insured, 5.00% 2017	2,500	2,840	.11
Other securities		23,254	.92
		29,946	1.18

Other states & U.S. territories - 16.16%		411,638	16.16

Total bonds & notes (cost: $2,211,640,000)		2,333,476	91.62

Short-term securities - 8.71%

City of Valdez, Alaska, Marine Terminal Rev. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.20% 2025 (1)	1,800	1,800
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-A, AMT, 0.22% 2030 (1)	6,000	6,000
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.22% 2025 (1)	6,000	6,000	.54
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-B, 0.20% 2033 (1)	3,100	3,100
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Ref.), Series 2007-C, 0.23% 2027 (1)	5,000	5,000	.32
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-B, 0.23% 2034 (1)	9,000	9,000	.35
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 0.23% 2041 (1)	9,400	9,400	.37
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2011-A, 2.00% 6/29/2012	20,000	20,328	.80
State of Texas, Tax and Rev. Anticipation Notes, Series 2010, 2.00% 8/31/2011	30,000	30,041	1.18
Utah Transit Auth., Sales Tax Rev. Bonds, Series 2006-B, 0.23% 2036 (1)	10,000	10,000	.39
State of Wisconsin, Operating Notes of 2011, 2.00% 6/15/2012	25,000	25,390	1.00
Other securities		95,811	3.76

Total short-term securities (cost: $221,859,000)		221,870	8.71

Total investment securities (cost: $2,433,499,000)		2,555,346	100.33
Other assets less liabilities		(8,423)	(.33)

Net assets		$2,546,923	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $9,059,000, which represented .36% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at July 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $2,433,499)		$2,555,346
Cash		323
Receivables for:
Sales of fund's shares	$4,711
Interest	24,041	28,752
		2,584,421
Liabilities:
Payables for:
Purchases of investments	27,203
Repurchases of fund's shares	7,888
Dividends on fund's shares	846
Investment advisory services	551
Services provided by related parties	851
Trustees' deferred compensation	105
Other	54	37,498
Net assets at July 31, 2011		$2,546,923

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,425,421
Undistributed net investment income		172
Accumulated net realized loss		(517)
Net unrealized appreciation		121,847
Net assets at July 31, 2011		$2,546,923

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (160,723 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,231,835	140,839	$15.85
Class B	9,896	625	15.85
Class C	68,992	4,354	15.85
Class F-1	104,379	6,587	15.85
Class F-2	131,821	8,318	15.85

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2011	(dollars in thousands)

Investment income:
Income:
Interest		$90,986

Fees and expenses*:
Investment advisory services	$6,707
Distribution services	7,954
Transfer agent services	522
Administrative services	299
Reports to shareholders	73
Registration statement and prospectus	231
Trustees' compensation	52
Auditing and legal	62
Custodian	9
Federal and state income taxes	5
Other state and local taxes	22
Other	61	15,997
Net investment income		74,989

Net realized gain and unrealized appreciation
on investments:
Net realized gain on investments		2,966
Net unrealized appreciation on investments		2,560
Net realized gain and unrealized appreciation
on investments		5,526
Net increase in net assets resulting
from operations		$80,515

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Year ended July 31
	2011	2010
Operations:
Net investment income	$74,989	$75,194
Net realized gain on investments	2,966	5,899
Net unrealized appreciation on investments	2,560	96,312
Net increase in net assets resulting from operations	80,515	177,405

Dividends paid or accrued to shareholders from net investment income	(74,603)	(75,299)

Net capital share transactions	(124,302)	453,166

Total (decrease) increase in net assets	(118,390)	555,272

Net assets:
Beginning of year	2,665,313	2,110,041
End of year (including undistributed and distributions in excess of
net investment income: $172 and $(44), respectively)	$2,546,923	$2,665,313

See Notes to Financial Statements

Notes to financial statements

1.	Organization

Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from regular federal income taxes, consistent with preservation of capital, by investing primarily in investment-grade municipal bonds. The fund’s portfolio maintains a dollar-weighted average maturity between three and 10 years. Effective November 1, 2010, the fund reorganized from a Massachusetts business trust to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has five share classes, some of which are only available to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
*Class B and C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2011, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund’s share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2006.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended July 31, 2011, the fund reclassified $60,000 from undistributed net investment income to accumulated net realized loss and $110,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed tax-exempt income	$846
Capital loss carryforward expiring 2017*	(517)
Gross unrealized appreciation on investment securities	125,635
Gross unrealized depreciation on investment securities	(3,510)
Net unrealized appreciation on investment securities	122,125
Cost of investment securities	2,433,221

*Reflects the utilization of capital loss carryforwards of $3,026,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended July 31
Share class	2009	2010
Class A	$65,721	$62,901
Class B	330	549
Class C	1,704	1,827
Class F-1	3,014	3,410
Class F-2	3,834	6,612
Total	$74,603	$75,299

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. For the year ended July 31, 2011, the investment advisory services fee was $6,707,000, which was equivalent to an annualized rate of 0.261% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of July 31, 2011, unreimbursed expenses subject to reimbursement totaled $2,244,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described on the previous page for the year ended July 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$6,760	$518	Not applicable	Not applicable
Class B	148	4	Not applicable	Not applicable
Class C	784	Included in administrative services	$55	$3
Class F-1	262		118	4
Class F-2	Not applicable		117	2
Total	$7,954	$522	$290	$9

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $52,000, shown on the accompanying financial statements, includes $28,000 in current fees (either paid in cash or deferred) and a net increase of $24,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2011
Class A	$618,786	39,419	$57,680	3,680	$(766,170)	(49,073)	$(89,704)	(5,974)
Class B	2,619	167	287	18	(13,805)	(882)	(10,899)	(697)
Class C	16,216	1,034	1,494	95	(39,513)	(2,529)	(21,803)	(1,400)
Class F-1	37,281	2,383	2,704	173	(48,359)	(3,090)	(8,374)	(534)
Class F-2	71,234	4,537	2,513	160	(67,269)	(4,312)	6,478	385
Total net increase
(decrease)	$746,136	47,540	$64,678	4,126	$(935,116)	(59,886)	$(124,302)	(8,220)

Year ended July 31, 2010
Class A	$977,062	63,218	$53,466	3,450	$(500,301)	(32,345)	$530,227	34,323
Class B	5,539	358	452	30	(11,093)	(718)	(5,102)	(330)
Class C	34,032	2,197	1,522	98	(21,301)	(1,379)	14,253	916
Class F-1	48,140	3,115	2,862	185	(51,653)	(3,343)	(651)	(43)
Class F-2	101,415	6,568	4,142	267	(191,118)	(12,365)	(85,561)	(5,530)
Total net increase
(decrease)	$1,166,188	75,456	$62,444	4,030	$(775,466)	(50,150)	$453,166	29,336

*Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $322,267,000 and $458,148,000, respectively, during the year ended July 31, 2011.

Financial highlights(1)

		Income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(4)		Ratio of net income to average net assets(4)
Class A:
Year ended 7/31/2011	$15.78	$.46	$.07	$.53	$(.46)	$15.85	3.41%	$2,232	.60%		.60%		2.93%
Year ended 7/31/2010	15.11	.48	.67	1.15	(.48)	15.78	7.71	2,316	.61		.61		3.08
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	15.11	4.12	1,700	.64		.63		3.36
Year ended 7/31/2008	15.11	.54	(.10)	.44	(.54)	15.01	2.91	971	.66		.63		3.51
Year ended 7/31/2007	15.14	.53	(.03)	.50	(.53)	15.11	3.33	763	.68		.65		3.47
Class B:
Year ended 7/31/2011	15.78	.35	.07	.42	(.35)	15.85	2.69	10	1.31		1.31		2.24
Year ended 7/31/2010	15.11	.37	.67	1.04	(.37)	15.78	6.96	21	1.31		1.31		2.40
Year ended 7/31/2009	15.01	.40	.10	.50	(.40)	15.11	3.40	25	1.34		1.33		2.69
Year ended 7/31/2008	15.11	.43	(.10)	.33	(.43)	15.01	2.18	25	1.37		1.34		2.83
Year ended 7/31/2007	15.14	.42	(.03)	.39	(.42)	15.11	2.62	30	1.38		1.35		2.78
Class C:
Year ended 7/31/2011	15.78	.34	.07	.41	(.34)	15.85	2.64	69	1.36		1.36		2.19
Year ended 7/31/2010	15.11	.36	.67	1.03	(.36)	15.78	6.91	91	1.36		1.36		2.34
Year ended 7/31/2009	15.01	.39	.10	.49	(.39)	15.11	3.35	73	1.39		1.38		2.64
Year ended 7/31/2008	15.11	.42	(.10)	.32	(.42)	15.01	2.14	60	1.42		1.38		2.77
Year ended 7/31/2007	15.14	.42	(.03)	.39	(.42)	15.11	2.56	60	1.44		1.41		2.72
Class F-1:
Year ended 7/31/2011	15.78	.45	.07	.52	(.45)	15.85	3.37	104	.65		.65		2.89
Year ended 7/31/2010	15.11	.47	.67	1.14	(.47)	15.78	7.68	112	.63		.63		3.06
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	15.11	4.11	108	.66		.64		3.33
Year ended 7/31/2008	15.11	.53	(.10)	.43	(.53)	15.01	2.89	74	.67		.64		3.49
Year ended 7/31/2007	15.14	.53	(.03)	.50	(.53)	15.11	3.32	52	.68		.65		3.46
Class F-2:
Year ended 7/31/2011	15.78	.49	.07	.56	(.49)	15.85	3.65	132	.38		.38		3.15
Year ended 7/31/2010	15.11	.52	.67	1.19	(.52)	15.78	7.97	125	.36		.36		3.35
Period from 8/18/2008 to 7/31/2009	15.15	.50	(.04)	.46	(.50)	15.11	3.15	204	.38	(5)	.38	(5)	3.51	(5)

	Year ended July 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	14%	13%	7%	16%	26%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(5)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Limited Term Tax-Exempt Bond Fund of America

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Limited Term Tax-Exempt Bond Fund of America (the "Fund") at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 12, 2011

Other share class results
unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2011 (the most recent calendar quarter-end):

			10 years/
			Life of
	1 year	5 years	class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–1.83%	3.20%	3.36%
Not reflecting CDSC	3.17	3.55	3.36

Class C shares2
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.12	3.50	3.13
Not reflecting CDSC	3.12	3.50	3.13

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	3.85	4.25	3.88

Class F-2 shares3 — first sold 8/18/08
Not reflecting annual asset-based fee charged
by sponsoring firm	4.13	—	4.79

1Applicable to Class F-2 shares only. All other share classes reflect 10 year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 17 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Tax information
                  unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended July 31, 2011:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2012, to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their tax advisers.

Expense example
                                                                                                                  unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2011, through July 31, 2011).

Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/2011	Ending account value 7/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,048.38	$3.05	.60%
Class A -- assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B -- actual return	1,000.00	1,044.78	6.59	1.30
Class B -- assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class C -- actual return	1,000.00	1,044.52	6.84	1.35
Class C -- assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class F-1 -- actual return	1,000.00	1,048.13	3.30	.65
Class F-1 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 -- actual return	1,000.00	1,049.51	1.93	.38
Class F-2 -- assumed 5% return	1,000.00	1,022.91	1.91	.38

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income that is exempt from regular federal income tax, consistent with preservation of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

“Independent” trustees1
	Year first
	elected a
	trustee of
Name and age	the fund2	Principal occupation(s) during past five years

Lee A. Ault III, 75	2010	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc. (technology
		venture company)

William H. Baribault, 66	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 64	2006	Dean and Professor of Marketing,
Marshall School of
		Business, University of Southern California

Martin Fenton, 76	1993	Chairman of the Board, Senior Resource Group
Chairman of the Board		LLC (development and management of senior
(Independent and		living communities)
Non-Executive)

Leonard R. Fuller, 65	1994	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 66	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 65	2005	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting)

Merit E. Janow, 53	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 56	2010	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 67	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 53	2010	President and CEO, Margaret Spellings & Company;
		President, U.S. Forum for Policy Innovation and
		Senior Advisor to the President and CEO, U.S.
		Chamber of Commerce; former United States
		Secretary of Education, United States Department of
		Education — Federal Government Agency; former
		Assistant to the President for Domestic Policy, The
		White House: Federal Government, Executive Branch

Steadman Upham, Ph.D., 62	2007	President and Professor of Anthropology,
		The University of Tulsa

“Independent” trustees1
	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

Lee A. Ault III, 75	42	Anworth Mortgage Asset Corporation

William H. Baribault, 66	42	None

James G. Ellis, 64	46	Quiksilver, Inc.

Martin Fenton, 76	42	Capital Private Client Services Funds
Chairman of the Board
(Independent and
Non-Executive)
Leonard R. Fuller, 65	46	None

W. Scott Hedrick, 66	42	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 65	48	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 53	45	The NASDAQ Stock Market LLC; Trimble Navigation
		Limited

Laurel B. Mitchell, Ph.D., 56	42	None

Frank M. Sanchez, 67	42	None

Margaret Spellings, 53	42	None

Steadman Upham, Ph.D., 62	45	None

Ambassador Richard G. Capen, Jr., a member of the board of trustees since 1999, and Richard G. Newman, a member of the board of trustees since 1993, have retired from the board. The trustees thank Ambassador Capen and Mr. Newman for their service and dedication to the fund.

See page 24 for footnotes.

“Interested” trustees5
	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

Paul G. Haaga, Jr., 62	1993	Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —Fixed Income, Capital Research and Management Company

Brenda S. Ellerin, 48	1997	Senior Vice President — Fixed Income,
President		Capital Research and Management Company

“Interested” trustees5
	Number of
	portfolios
	in fund
	complex3
Name, age and	overseen by
position with fund	trustee	Other directorships4 held by trustee

Paul G. Haaga, Jr., 62	14	None

Brenda S. Ellerin, 48	2	None
President

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

Neil L. Langberg, 58	1993	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Vice
		President, Capital Guardian Trust Company6

Kristine M. Nishiyama, 41	2003	Senior Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel, Capital Bank and Trust Company6

Karl J. Zeile, 44	2004	Senior Vice President — Fixed Income, Capital
Vice President		Research and Management Company; Vice
		President, Capital Guardian Trust Company6

Courtney R. Taylor, 36	2006	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management Company

Dori Laskin, 60	2010	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 47	2010	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 38	2008	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete July 31, 2011, portfolio of Limited Term Tax-Exempt Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Limited Term Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Limited Term Tax-Exempt Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
>Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit No. MFGEAR-943-0911P

Litho in USA CGD/LPT/8062-S28701

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2010	$41,000
2011	$45,000

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	$7,000
2011	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2010	None
2011	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	$22,000
2011	$14,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2010	$2,000
2011	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $31,000 for fiscal year 2010 and $22,000 for fiscal year 2011. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Limited Term Tax-Exempt Bond Fund of AmericaSM
Investment portfolio

July 31, 2011

Bonds & notes — 91.62%	Principal amount (000)	Value (000)

ALABAMA — 0.42%
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.00% 2013	$1,000	$1,058
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	7,000	7,809
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	1,160	1,315
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Ref. Bonds,
Series 2006-A, 5.00% 2015	500	553
		10,735

ALASKA — 0.10%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, National insured, 5.50% 2037	1,480	1,527
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,000	1,110
		2,637

ARIZONA — 2.90%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds (Arizona Electric Power
Cooperative, Inc. Project), Series 1994-A, AMT, 1.25% 20241	2,800	2,801
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2018	1,135	1,282
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.08% 2042 (put 2015)1	9,000	8,323
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 0.93% 2042 (put 2015)1	4,000	3,719
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.00% 2016	1,900	2,150
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2017	3,000	3,354
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.00% 2018	500	569
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2007-A, 4.125% 2015	1,000	1,063
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2007-A, 5.00% 2016	2,000	2,207
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-A, 5.00% 2016	2,400	2,648
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	8,500	9,280
Maricopa County Community College Dist., G.O. Bonds (Project of 2004), Series 2009-C, 5.00% 2018	3,500	4,178
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2019	1,000	1,124
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2017	2,000	2,263
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2018	1,000	1,120
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2018	1,000	1,209
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2018	2,300	2,708
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	301	318
Industrial Dev. Authorities of the City of Phoenix and the County of Maricopa, Single-family Mortgage Rev. Bonds,
Series 2007-A-2, AMT, 5.80% 2040	580	593
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2012	1,250	1,269
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2013	1,000	1,013
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2015	1,250	1,263
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2016	1,500	1,701
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2017	3,000	3,406
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2015	5,000	5,520
School Facs. Board, State School Improvement Rev. Ref. Bonds, Series 2005, 5.00% 2015	2,000	2,277
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,000	2,133
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2019	3,770	4,284
		73,775

CALIFORNIA — 9.32%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 4.00% 2016	1,500	1,523
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	680	681
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 5.50% 2012	730	738
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County
Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	335	334
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.15% 2012	485	494
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	695	717
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project), Series 2009, 5.00% 2016	800	905
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project), Series 2009, 5.00% 2017	1,130	1,278
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.00% 2016	1,000	1,147
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.00% 2017	1,000	1,151
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.75% 2018	5,170	6,181
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,568
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,009
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,570	1,624
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2017	1,000	1,177
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2019	3,000	3,524
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	12,614
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	1,000	1,093
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,092
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	1,310	1,393
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	1,025	1,092
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 5.25% 2016	500	583
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 5.50% 2017	500	593
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.00% 2018	600	733
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	4,260	4,747
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,512
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2016	1,255	1,292
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2002-B, AMT, National insured, 5.25% 2013	1,045	1,120
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,906
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,153
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,350
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-D, AMT, National insured, 5.00% 2020	3,100	3,258
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	1,500	1,681
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2003-A,
Subseries A-1, National insured, 5.00% 2015	2,500	2,699
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2011-A, 5.00% 2018	770	914
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2011-A, 5.00% 2019	2,000	2,368
City of Los Angeles, Wastewater System Rev. Bonds, Rev. Ref. Series 2002-A, FGIC-National insured, 6.00% 2021	3,000	3,810
City of Los Angeles, Wastewater System Rev. Bonds, Rev. Ref. Series 2009-A, 5.00% 2018	2,500	2,952
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2017	2,500	2,960
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	1,570	1,747
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2020	3,500	4,017
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	1,585	1,547
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.765% 20171	2,500	2,222
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Rev. Ref. Series 2010-A, 5.00% 2019	1,000	1,148
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Rev. Ref. Series 2010-A, 5.00% 2020	2,000	2,249
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Rev. Ref. Series 2010-A, 5.00% 2021	1,000	1,112
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2011	1,000	1,011
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2012	2,000	2,089
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2015	2,220	2,452
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2016	1,000	1,124
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2017	1,900	2,130
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, National insured, 5.35% 2016	8,000	8,171
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	7,000	7,345
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	1,250	1,273
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project),
Series 2002-C, AMT, 5.25% 2023 (put 2017)2	8,250	8,858
Pollution Control Fncg. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project),
Series 2010-A, AMT, 1.625% 2023 (put 2011)1	9,205	9,205
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2014	1,020	1,092
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	6,000	6,620
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	10,064
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	2,500	2,960
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2016	2,500	2,754
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.00% 2014	2,380	2,550
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,303
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2019	3,000	3,173
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2022	1,000	1,041
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2016	2,420	2,602
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2016	1,000	1,059
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Ref.
Series 2009-A, 5.00% 2019	2,500	2,892
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,730	2,860
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,291
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	5,000	5,392
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,373
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.00% 2019	1,100	1,236
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2013	1,750	1,845
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2014	1,975	2,117
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.00% 2018	2,500	2,626
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset
Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	4,105	4,279
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2017	2,000	2,275
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC-National insured, 5.00% 2014	1,000	1,041
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2005-F-3, 5.00% 2021	1,500	1,692
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	2,250	2,658
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2019	5,000	5,902
		237,363

COLORADO — 1.84%
Arapahoe County, Ref. Certs. of Part. (Sheriff/Coroner Building and Centrepoint Plaza),
Series 2006, AMBAC insured, 5.00% 2015	2,000	2,222
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2015	1,000	1,115
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2013	2,000	2,170
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2015	5,300	5,961
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	3,000	3,369
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.25% 2018	2,500	2,804
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC-National insured, 5.00% 2012	1,500	1,577
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.00% 2015	1,420	1,534
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	3,200	3,434
Health Facs. Auth., Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2011	1,100	1,107
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015	440	501
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015 (escrowed to maturity)	980	1,145
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.25% 2014	1,810	1,940
Health Facs. Auth., Rev. Ref. Bonds (Catholic Health Initiatives), Series 2008-C-2, 4.00% 2040 (put 2015)	1,000	1,110
Health Facs. Auth., Rev. Ref. Bonds (Catholic Health Initiatives), Series 2008-C-8, 4.10% 2036 (put 2011)	5,000	5,052
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series D-3, 5.50% 2038 (put 2015)	3,500	4,101
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011	560	565
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,387
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,145	1,211
Housing and Fin. Auth., Single-family Program Rev. Ref. Bonds, Series 1998-D-3, 6.125% 2023	235	241
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	460	494
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.00% 2018	1,640	1,842
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.00% 2018	1,750	2,071
		46,953

CONNECTICUT — 0.54%
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, National insured, 4.20% 2014	725	766
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2018	2,500	2,947
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,056
		13,769

DELAWARE — 0.15%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	1,785	1,878
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	1,800	1,955
		3,833

DISTRICT OF COLUMBIA — 1.51%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	1,365	1,409
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.25% 2014	1,000	1,090
Convention Center Auth., Dedicated Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2016	2,500	2,840
Convention Center Auth., Dedicated Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2018	5,000	5,462
Friendship Public Charter School, Inc. Issue Rev. Ref. Bonds, Series 2003, ACA insured, 5.00% 2012	1,000	1,010
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	3,000	3,530
G.O. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,371
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,273
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, Assured Guaranty Municipal insured, 5.00% 2014	1,785	1,944
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	4,000	4,776
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	3,000	3,577
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.50% 2017	1,000	1,160
		38,442

FLORIDA — 10.86%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,000	1,119
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2016	1,000	1,129
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2016	1,000	1,156
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,113
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	2,000	2,086
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	11,041
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	8,000	8,640
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	8,350	9,078
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2012	2,000	2,052
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2013	2,000	2,092
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2004, Assured Guaranty Municipal insured, 5.00% 2034 (preref. 2014)	1,000	1,135
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,000	3,380
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.00% 2017	2,510	2,638
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.125% 2020	1,270	1,304
Escambia County Health Facs. Auth., Rev. Ref. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,535	1,631
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	1,800	1,831
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2002-B, AMT,
Assured Guaranty Municipal insured, 5.25% 2019	4,925	5,117
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,395
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 6.00% 2016	2,500	2,931
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013	1,095	1,198
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	1,025	1,150
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015	1,610	1,831
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013 (escrowed to maturity)	155	171
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	145	165
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015 (escrowed to maturity)	30	35
Hillsborough County Aviation Auth., Tampa International Airport, Rev. Ref. Bonds,
Series 2003-D, AMT, National insured, 5.25% 2016	3,085	3,277
Hillsborough County Aviation Auth., Tampa International Airport, Rev. Ref. Bonds,
Series 2003-D, AMT, National insured, 5.25% 2018	2,000	2,125
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	2,195	2,284
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2002, 5.10% 2013	2,350	2,441
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2006, AMBAC insured, 5.00% 2034 (put 2012)	6,275	6,439
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,000	4,587
School Board of Hillsborough County, Master Lease Program, Series 2006-B, National insured, 5.00% 2015	2,000	2,247
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	1,200	1,309
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.35% 2016	620	622
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.45% 2017	580	582
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 5.75% 2037	1,700	1,738
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	930	1,010
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2006-A, 5.25% 2012	1,000	1,045
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	2,000	2,147
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	13,500	14,740
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	1,900	2,114
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	4,000	4,479
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2017	4,000	4,534
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,558
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,108
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2021	1,830	1,888
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	1,935	1,963
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,000	1,032
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2016	2,535	2,809
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2015	2,260	2,475
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2017	4,990	5,698
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2019	2,500	2,797
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2020	2,270	2,451
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2018	3,760	4,202
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,460
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.75% 2022	1,500	1,680
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.50% 2018	3,580	4,140
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.75% 2021	2,000	2,273
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	6,075	6,849
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2013	3,560	3,804
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	2,700	2,853
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds,
Series 2009-A, Assured Guaranty insured, 3.50% 2013	1,000	1,037
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.00% 2017	2,500	2,878
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.25% 2017	3,000	3,508
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2017	1,140	1,268
School Board of Miami-Dade County, Certs. of Part., Series 2008-A, AMBAC insured, 5.00% 2017	5,000	5,555
School Board of Miami-Dade County, Certs. of Part., Series 2011-B, 5.00% 2032 (put 2016)	3,000	3,277
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2017	2,500	2,845
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2018	4,650	5,261
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020	2,430	2,709
Municipal Power Agcy., Stanton Project Rev. Ref. Bonds, Series 2008, 5.125% 2017	5,000	5,725
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2017	3,455	3,931
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2011-B, 5.00% 2022	2,000	2,146
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,000	1,130
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC-National insured, 5.00% 2030 (put 2011)	1,500	1,515
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2017	1,500	1,676
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2021	2,500	2,682
State Board of Education, Public Education Capital Outlay Bonds, Series 2007-D, 5.00% 2020	3,500	4,060
State Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.00% 2014	1,000	1,121
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2016	1,410	1,634
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2017	1,500	1,707
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2018	5,000	5,669
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	2,250	2,649
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2008-A, 5.00% 2017	3,435	4,052
Dept. of Transportation, Turnpike Rev. Bonds, Series 2007-A, National insured, 5.00% 2016	5,000	5,800
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2016	4,825	5,597
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	3,000	3,488
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	2,000	2,238
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	2,000	2,294
		276,630

GEORGIA — 3.02%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.00% 2012	2,000	2,101
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 5.05% 2048 (put 2012)	1,350	1,377
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 5.25% 2020	8,750	9,096
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,000	2,094
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2015	1,525	1,628
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2016	4,470	4,715
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	1,500	1,575
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	4,983
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.125% 2015	190	205
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series),
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,697
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 1998-A, National insured, 5.25% 2013	1,000	1,060
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	18,847
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	1,650	1,873
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2017	5,000	5,484
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	11,862
Savannah Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.10% 2014	1,000	1,058
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	3,500	4,144
		76,799

GUAM — 0.08%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2014	1,000	1,019
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2016	1,000	1,020
		2,039

HAWAII — 0.88%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	10,856
G.O. Bonds, Series CM, FGIC-Assured Guaranty Municipal insured, 6.50% 2016	3,000	3,782
G.O. Ref. Bonds, Series 2009-DT, 5.00% 2016	3,000	3,567
G.O. Bonds, Series DQ, 5.00% 2016 (escrowed to maturity)	455	539
Harbor System Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.25% 2016	1,000	1,129
City and County of Honolulu, G.O. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,149
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2016	450	482
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2017	450	478
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2018	500	526
		22,508

IDAHO — 0.32%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2020	3,000	3,425
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 1998-H, AMT, 4.65% 2012	30	30
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-I-2, AMT, 4.70% 2012	20	20
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	190	190
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	740	752
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	520	520
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	475	479
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-G, Class III, AMT, 4.60% 2028	1,305	1,238
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	570	541
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	895	868
		8,063

ILLINOIS — 7.15%
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	2,390	2,844
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2015	2,500	2,820
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2016	1,000	1,144
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	1,000	1,136
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	439	435
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	580	571
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307
Guideway Modernization Formula Funds), Assured Guaranty insured, 5.00% 2019	5,500	5,792
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5309
Guideway Modernization Formula Funds), Series 2008-A, 5.25% 2017	3,000	3,286
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	1,000	1,095
City of Chicago, G.O. Bonds (Modern Schools Across Chicago Program), Series 2007-I, AMBAC insured, 5.00% 2015	2,940	3,301
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,208
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,692
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,101
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,670
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2016	3,000	3,388
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2016	1,250	1,393
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2019	1,000	1,095
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2022	3,000	3,299
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2014	4,500	4,891
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,575
County of Cook, G.O. Ref. Bonds, Series 2009-A, 5.00% 2016	2,500	2,834
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,082
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 5.75% 2017	5,000	5,964
Dev. Fin. Auth., Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2003-E, AMT, AMBAC insured, 4.875% 2038 (put 2018)	5,000	5,140
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2000-A, 4.25% 2034 (put 2014)	1,430	1,513
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2009-A, 5.25% 2019	1,400	1,586
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,400	1,554
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.05% 2036 (put 2011)	4,000	4,028
Fin. Auth., Charter School Rev. Ref. Project Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2014	725	762
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 3.875% 2030 (put 2012)	1,500	1,540
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.25% 2016	1,000	1,145
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.50% 2018	1,000	1,157
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-D, 5.00% 2019	1,000	1,122
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2003-A, 4.375% 2022 (put 2014)	875	944
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2017	2,180	2,483
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2018	2,230	2,532
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019	2,185	2,468
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 5.00% 2018	3,000	3,444
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 5.50% 2017	2,500	2,683
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.00% 2017	2,500	2,908
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2019	2,500	2,930
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2016	2,665	2,786
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2017	2,500	2,821
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,418
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,000	2,059
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2016	4,295	4,425
G.O. Bonds, Illinois FIRST, Series of August 2001, National insured, 5.50% 2017	1,575	1,801
G.O. Ref. Bonds, Series of February 2010, 5.00% 2019	3,000	3,302
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,510
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.25% 2018	1,000	1,001
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2012	1,000	1,013
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2013	1,000	1,040
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2014	2,150	2,273
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.15% 2014	835	875
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.15% 2014	770	812
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series K, 4.20% 2014	135	143
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series K, 4.25% 2015	140	149
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,165	1,255
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.00% 2014	1,500	1,604
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2017	3,000	3,389
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2005-A,
Assured Guaranty Municipal insured, 5.00% 2014	2,000	2,169
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A,
Assured Guaranty Municipal insured, 5.50% 2015	9,825	11,000
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2019	3,000	3,232
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,225
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2014	2,000	2,126
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2015	2,315	2,498
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2014	1,630	1,782
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.00% 2019	770	862
		182,125

INDIANA — 3.30%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001, AMT, 4.70% 2031 (put 2015)	1,280	1,388
Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.25% 2034 (put 2011)	1,500	1,500
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2017	1,640	1,822
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2018	3,000	3,604
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2018	3,545	4,212
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2012	1,650	1,688
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2014	1,060	1,147
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2015	1,785	1,969
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2016	1,090	1,221
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group),
Series 2006-B-7, 4.10% 2046 (put 2016)	2,000	2,203
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011	1,420	1,442
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 5.00% 2027 (put 2013)	3,000	3,248
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011	1,965	1,984
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011 (escrowed to maturity)	220	223
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	1,195	1,230
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2017	1,000	1,188
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2018	1,000	1,190
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2019	1,000	1,185
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	22,595
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,209
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	7,722
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2023	2,500	2,551
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	3,000	3,467
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	4,000	4,521
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	2,000	2,254
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1994-B, National insured, 5.20% 2013	1,000	1,056
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	2,000	2,260
Trustees of Purdue University, Purdue University Student Facs. System, Rev. Ref. Bonds., Series 2011-A, 5.00% 2022	1,200	1,393
State Revolving Fund Program Rev. Ref. Bonds, Series 2001-A, 5.50% 2011	1,500	1,500
		83,972

IOWA — 0.17%
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2015	1,000	1,100
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2015	1,195	1,321
Fin. Auth., Demand Health Facs. Rev. Bonds, Series 2009-F, 5.00% 2039 (put 2012)	1,000	1,043
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	825	890
		4,354

KANSAS — 0.24%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020	1,150	1,301
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2022	1,750	1,889
City of Olathe, Health Facs. Rev. Bonds (Olathe Medical Center), Series 2008-A, 4.125% 2037 (put 2013)	2,850	2,892
		6,082

KENTUCKY — 0.92%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2007-1, National insured, 5.00% 2015	2,500	2,881
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,245
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	2,000	2,279
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2018	2,250	2,558
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds (Project No. 87), FGIC-National insured, 5.00% 2018	3,000	3,401
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds (Project No. 90), 5.00% 2018	2,500	2,887
State Property and Buildings Commission, Rev. Bonds (Project No. 89), Assured Guaranty Municipal insured, 5.00% 2018	2,500	2,906
State Property and Buildings Commission, Road Fund Rev. Bonds (Project No. 94), 5.00% 2018	3,630	4,191
		23,348

LOUISIANA — 1.49%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	2,500	2,636
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2018	5,000	5,178
G.O. Bonds, Series 2011-A, 5.00% 2020	6,000	7,089
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted - 202 Elderly Projects),
Series 2006-A, 4.75% 2031	3,425	3,469
Military Dept., Custodial Receipts, 5.00% 2014	870	951
Military Dept., Custodial Receipts, 5.00% 2015	1,725	1,918
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,000	2,137
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2015	2,005	2,220
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2016	1,000	1,122
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2017	1,125	1,263
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2015	3,000	3,310
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2016	2,000	2,217
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010,
Assured Guaranty Municipal insured, 5.00% 2020	1,250	1,425
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	3,050	3,058
		37,993

MAINE — 0.07%
Municipal Bond Bank, Transportation Infrastructure Rev. Bonds (TransCap Program), Series 2009-A, 5.00% 2015	1,435	1,659

MARYLAND — 0.43%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	385	391
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	1,095	1,161
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,775	1,778
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,530	1,636
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.40% 2015	1,275	1,350
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.00% 2014	2,750	3,060
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series A, 5.00% 2016	680	727
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series A, 5.00% 2016 (preref. 2013)	820	884
		10,987

MASSACHUSETTS — 1.41%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2015	1,000	1,091
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2015	1,915	2,096
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue I, Series 2009, 5.25% 2016	2,000	2,229
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013 (escrowed to maturity)	1,000	1,120
G.O. Ref. Bonds, Series 2008-A, 5.00% 2014	3,000	3,395
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue), Series 2009-K-2, 5.00% 2039 (put 2015)	2,300	2,545
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.00% 2017	5,000	5,471
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue),
Series 2008-T-2, 4.10% 2037 (put 2012)	1,350	1,388
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2012	1,500	1,566
Dev. Fin. Agcy., Rev. Ref. Bonds (UMass Memorial), Series 2011-H, 5.00% 2020	1,000	1,041
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-B, 5.25% 2015	2,500	2,913
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.25% 2014	3,000	3,398
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2018	3,000	3,678
Port Auth., Special Facs. Rev. Ref. Bonds (BOSFUEL Project), Series 2007, AMT, FGIC-National insured, 5.00% 2015	1,000	1,052
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	2,580	2,903
		35,886

MICHIGAN — 3.73%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, National insured, 5.00% 2031 (put 2011)	1,000	1,003
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,773
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,000	2,263
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	5,500	5,828
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2015	2,000	2,224
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.50% 2017	1,000	1,132
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital),
Series 1984-A, AMBAC insured, 6.00% 2011 (escrowed to maturity)	1,250	1,256
Hospital Fin. Auth., Rev. Ref. Bonds (McLaren Health Care), Series 2008-A, 5.25% 2016	3,000	3,378
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	4,000	4,823
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2017	1,500	1,706
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	2,000	2,272
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2003-C, 5.00% 2013	2,000	2,126
Municipal Bond Auth., Local Government Loan Program Rev. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2015	1,000	1,008
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Ref. Bonds, Series 2002, 5.50% 2015	3,315	3,921
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	6,000	6,906
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	5,200	5,813
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2013	1,040	1,092
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	1,000	1,040
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2020	2,400	2,514
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,512
State Hospital Fin. Auth., Project Rev. and Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	2,000	2,276
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.20% 2027 (put 2013)	2,500	2,553
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	7,000	8,042
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC-National insured, 5.25% 2011	2,530	2,559
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.25% 2016	3,000	3,245
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,745	1,898
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 5.00% 2017	4,365	4,700
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	1,050	1,170
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	3,235	3,740
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds,
Series 2009, Assured Guaranty insured, 3.00% 2011	1,305	1,314
		95,087

MINNESOTA — 0.60%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	1,805	1,878
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2007-L, AMT, 5.50% 2048	1,800	1,894
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds,
Series 2005-B, AMT, AMBAC insured, 5.00% 2015	5,000	5,481
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.00% 2018	4,460	4,883
Regents of the University of Minnesota, G.O. Bonds, Series 2009-C, 5.00% 2018	1,000	1,197
		15,333

MISSISSIPPI — 0.31%
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	7,030	7,869

MISSOURI — 0.96%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2016	1,000	1,073
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2014	1,300	1,367
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2015	1,365	1,456
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2016	1,440	1,540
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2017	1,510	1,606
Highways and Transportation Commission, Rev. Ref. State Road Bonds, Series 2006, 5.00% 2018	2,700	3,228
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2015	2,240	2,380
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2016	2,300	2,445
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2017	2,420	2,552
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2003-A, Assured Guaranty Municipal insured, 5.25% 2012	1,000	1,038
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2015	1,260	1,382
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2011-B, 5.00% 2015	1,500	1,641
Public Building Corp. of the City of Springfield, Leasehold Rev. Improvement Bonds (Springfield-Branson National
Airport Terminal Project), Series 2006-B, AMT, AMBAC insured, 5.00% 2015	2,480	2,753
		24,461

MONTANA — 0.04%
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	895	917

NEBRASKA — 0.40%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.50% 2018	5,260	5,650
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	440	451
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	865	892
Public Power Dist., General Rev. Ref. Bonds, Series 2005-B-1, FGIC-National insured, 5.00% 2015	2,875	3,251
		10,244

NEVADA — 1.96%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C,
Assured Guaranty Municipal insured, 5.00% 2015	2,500	2,838
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C,
Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,227
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	2,500	2,887
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	1,000	1,095
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2009-B, 5.00% 2016	2,660	3,099
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	4,905	5,222
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2016	1,500	1,663
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	1,500	1,661
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series
2007-A-1, AMT, AMBAC insured, 5.00% 2022	2,000	2,056
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	1,000	1,019
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	2,000	2,019
Clark County, Highway Rev. Ref. (Motor Vehicle Fuel Tax) Improvement Bonds,
Series 2007, AMBAC insured, 5.00% 2020	3,500	3,852
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,457
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2008-C, 5.00% 2018	3,320	3,779
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Ref. Bonds,
Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2016	1,880	2,030
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2017	4,000	4,638
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 4.50% 2012	3,625	3,697
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2018	1,000	1,156
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	1,355	1,428
		49,823

NEW JERSEY — 2.94%
Certs. of Part., Series 2004-A, 5.00% 2015	2,000	2,149
Certs. of Part., Series 2008-A, 5.00% 2015	1,500	1,642
Certs. of Part., Series 2008-A, 5.00% 2018	1,000	1,090
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2017	5,000	5,701
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2017	2,500	2,850
Educational Facs. Auth., Rider University Issue Rev. Ref. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012	1,795	1,860
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, National insured, 5.25% 2013 (escrowed to maturity)	4,315	4,706
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	3,500	3,833
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,104
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2017	2,000	2,241
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2017	2,500	2,695
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2019	2,500	2,610
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.555% 20201	3,020	3,010
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.25% 2019	1,000	1,111
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2019	1,000	1,173
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	375	394
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 4.50% 2023	6,585	5,990
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,817
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Rev. Ref. Bonds, Series 2006-A, 5.50% 2021	4,070	4,655
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,809
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,832
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,824
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2004-B, FGIC-National insured, 5.25% 2013	4,410	4,816
		74,912

NEW MEXICO — 0.13%
Fin. Auth., State Transportation Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	1,000	1,191
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	940	1,034
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	950	1,043
		3,268

NEW YORK — 7.82%
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2017	1,500	1,647
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2012	1,000	1,043
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2013	1,100	1,174
Dormitory Auth., City University System, Consolidated Fifth General Resolution Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	4,550	5,285
Dormitory Auth., Lease Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	4,455	4,838
Dormitory Auth., State University Educational Facs. Rev. Ref. Bonds. Series 2000-C,
Assured Guaranty Municipal insured, 5.75% 2017	1,475	1,768
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2009-A-1, 5.50% 2018	2,500	2,968
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	3,000	3,471
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2018	2,000	2,266
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	1,175	1,206
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2016	5,000	5,836
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2020	2,000	2,303
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,938
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2019	5,000	5,848
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	5,000	5,190
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-C, 3.00% 2029 (put 2013)	4,500	4,601
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds (New York City Municipal
Water Fin. Auth. Projects), Series 2009-A, 5.00% 2017	2,500	2,946
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal
Water Fin. Auth. Projects – Second Resolution Bonds), Series 2011-B, 5.00% 2024	1,000	1,125
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.00% 2020	4,780	5,407
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2006-E, 5.00% 2017	2,500	2,869
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2020	4,005	4,587
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2021	2,000	2,266
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2018	500	589
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, 5.50% 2017	5,000	5,962
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, National insured, 5.75% 2017	1,500	1,786
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,338
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,613
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	3,000	3,130
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	3,500	4,041
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	5,000	5,887
City of New York, Tax-Exempt Bonds, Series H-1, 5.00% 2016	2,000	2,320
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.70% 2015	615	647
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.75% 2016	635	665
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,000	1,075
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	2,485	2,725
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	7,025	7,803
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2024	2,000	2,060
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series EE, 5.00% 2018	2,500	2,950
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2009 Series FF-1, 5.00% 2018	2,000	2,363
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	2,545	2,914
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2017	2,500	2,864
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2003-A, 5.50%/14.00% 20263	2,000	2,025
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.00% 2017	2,000	2,281
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.50% 2019	4,000	4,560
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	2,565	2,925
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,663
Port Auth. of New York and New Jersey, Consolidated Rev. Ref. Bonds, Series 136, AMT, National insured, 5.00% 2021	2,000	2,088
Port Auth. of New York and New Jersey, Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2020	4,790	5,279
Port Auth. of New York and New Jersey, Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2021	3,420	3,732
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	11,487
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds,
Series 2005-B, AMBAC insured, 5.00% 2019	1,580	1,776
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2009-A-1, 5.00% 2018	4,000	4,667
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2016	1,250	1,459
Tobacco Settlement Fin. Corp. Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2017	2,000	2,311
Tobacco Settlement Fin. Corp. Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	2,500	2,884
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	3,000	3,285
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2017	2,485	2,633
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	2,500	2,895
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	1,000	1,192
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 5.00% 2017	2,500	2,709
		199,165

NORTH CAROLINA — 1.24%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	2,000	2,249
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	4,155	4,237
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,109
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,900	3,189
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2016	1,000	1,050
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	1,500	1,697
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	3,000	3,494
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	2,500	2,807
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2012	860	879
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2013	1,525	1,627
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2012 (escrowed to maturity)	1,640	1,676
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2013 (escrowed to maturity)	725	778
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2015	740	827
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2015	2,835	3,129
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	1,590	1,884
		31,632

OHIO — 3.73%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2006-A, 2.25% 2023 (put 2013)	4,000	4,056
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	7,500	8,071
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	3,375	3,722
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	1,500	1,705
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2008-C, AMT, 7.25% 2032 (put 2012)	3,000	3,204
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,000	2,065
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,500	2,834
County of Lorain, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2011	2,040	2,058
County of Lorain, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012	2,150	2,278
American Municipal Power – Ohio, Inc., Prairie State Energy Campus Project Rev. Ref. Bonds,
Series 2008-A, 5.00% 2017	1,500	1,706
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	6,650	5,452
City of Cleveland, Airport System Rev. Ref. Bonds, Series A, Assured Guaranty insured, 5.25% 2019	5,000	5,429
City of Cleveland, Water Rev. Ref. Bonds, Series 2009-T, 5.00% 2018	3,620	4,211
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2013	1,260	1,301
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2014	1,250	1,306
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,929
Higher Education G.O. Ref. Bonds, Series 2011-A, 5.00% 2016	1,500	1,766
Infrastructure Improvement G.O. Ref. Bonds, Series 2011-B, 5.00% 2018	2,000	2,363
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (preref. 2012)	2,000	2,078
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-1, 3.75% 2025 (put 2013)	2,000	2,068
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,800	1,989
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	1,555	1,619
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	880	933
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	2,210	2,422
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2017	1,375	1,445
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2018	1,195	1,242
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2018	6,350	6,920
Major New State Infrastructure Project Rev. Bonds, Series 2008-1, 5.75% 2019	1,000	1,193
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2013	2,125	2,255
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2014	1,000	1,082
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2016	1,815	2,016
Municipal Advisory Council, Beneficial Interest Rev. Ref. Certificates (Municipal Electric Generation Agcy.
Joint Venture 5 – OMEGA JV5), AMBAC insured, 5.00% 2015	2,290	2,477
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,500	2,837
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	1,000	1,141
Water Dev. Auth., Water Dev. Fresh Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2013	1,635	1,808
		94,981

OKLAHOMA — 0.17%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.10% 20112	200	201
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-C, 5.00% 2018	1,000	1,139
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	1,760	1,892
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2015	1,000	1,136
		4,368

OREGON — 0.56%
Dept. of Administrative Services, Certs. of Part. (Tax-Exempt), Series 2009-A, 5.00% 2020	2,500	2,851
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2017	2,000	2,355
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2016	1,500	1,665
City of Portland, Sewer System Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	2,500	2,887
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2017	1,000	1,124
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2021	1,000	1,085
Port of Portland, Portland International Airport Rev. Ref. Bonds, Subseries 21-B, AMT, 5.00% 2018	2,000	2,230
		14,197

PENNSYLVANIA — 3.07%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2017	4,500	5,175
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2018	4,000	4,559
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	3,250	3,716
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds,
Series 2010-A, 5.00% 2017	2,000	2,287
Higher Educational Facs. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds, Series 2010-E, 3.50% 2012	2,000	2,051
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2014	1,405	1,475
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2016	1,540	1,603
Dauphin County General Auth., Health System Rev. Ref. Bonds (Pinnacle Health System Project),
Series 2009-A, 5.25% 2017	2,500	2,750
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004-A, 3.70% 2021 (put 2015)	4,900	5,118
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania),
Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,215
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,460	1,513
Higher Educational Facs. Auth., Rev. Bonds (State System of Higher Education), Series AJ, 5.00% 2017	5,000	5,871
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at
East Stroudsburg University of Pennsylvania), Series 2010, 5.25% 2019	1,300	1,356
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	880	920
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2016	2,500	2,928
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2017	1,500	1,767
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2019	2,000	2,344
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement – Life Communities, Inc.
Obligated Group), Series 2009-A-1, 5.25% 2017	1,110	1,201
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement – Life Communities, Inc.
Obligated Group), Series 2009-A-1, 5.50% 2018	935	1,016
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement – Life Communities, Inc.
Obligated Group), Series 2009-A-1, 5.50% 2019	975	1,052
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement – Life Communities, Inc.
Obligated Group), Series 2006-B, 5.00% 2015	2,755	2,957
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement – Life Communities, Inc.
Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,763
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2017	1,500	1,768
City of Philadelphia, Airport Rev. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,107
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2018	2,500	2,893
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2019	3,000	3,475
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project),
Series 2007-A, 4.25% 2016	700	773
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	3,000	3,077
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 0.82% 20171	6,765	6,306
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	1,000	1,095
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2039 (put 2013)	1,000	1,095
		78,226

PUERTO RICO — 0.77%
Electric Power Auth., Power Rev. Ref. Bonds, Series VV, 5.50% 2020	5,000	5,540
Government Dev. Bank, Rev. Ref. Bonds, Series 2006-C, AMT, 5.25% 2015	1,000	1,058
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth.,
Hospital Rev. Ref. Bonds, (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2020	3,345	3,380
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,000	1,046
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,500	5,979
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	2,500	2,685
		19,688

RHODE ISLAND — 0.21%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2015	2,635	2,935
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,201
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,178
		5,314

SOUTH CAROLINA — 0.87%
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health), Series 2009, 5.00% 2017	1,085	1,158
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2016	2,000	2,251
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Ref. Series 2008-A-3, 5.00% 2016	1,500	1,698
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2016	1,995	2,319
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2017	2,000	2,350
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2018	1,275	1,506
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2008, 5.00% 2018	1,555	1,557
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,354
		22,193

TENNESSEE — 1.11%
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2006-1, AMT, 5.75% 2036	685	708
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	1,000	1,086
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,346
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	5,375	5,967
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	6,590	7,382
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,793
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2015	1,000	1,110
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2018	2,500	2,743
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2019	1,500	1,625
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	1,580	1,594
		28,354

TEXAS — 8.97%
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project – Round Rock Campus),
Series 2008, 5.25% 2017	1,500	1,771
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.00% 2018	1,500	1,789
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2017	2,665	3,110
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2018	3,015	3,524
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	2,235	2,556
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2014	2,045	2,242
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured, 0%/4.20% 20153	1,700	1,549
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2020	1,000	1,089
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	1,025	1,191
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	1,080	1,280
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds (Nueces County),
Series 2009, 5.00% 2019	2,070	2,471
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2016	1,315	1,535
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015	955	1,037
City of Dallas, G.O. Limited Bonds, 5.00% 2018	1,080	1,258
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	4,420	5,243
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2018	1,000	1,195
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,380
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds, Series 2008, 5.00% 2018	5,690	6,807
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2009-A, 5.00% 2017	5,000	5,842
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2009-A, 5.00% 2018	1,000	1,165
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,111
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,182
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009,
Subseries 2009-A, 5.00% 2019	1,000	1,176
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	1,953
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,742
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,612
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.25% 2017	3,500	4,065
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2009-B-2, 5.00% 2041 (put 2013)	4,000	4,317
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2011	1,500	1,521
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2012	1,750	1,841
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2013	1,000	1,082
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2014	1,500	1,648
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2012	810	830
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project),
Series 2006, 4.70% 2018	2,000	2,144
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2017	3,990	4,725
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	5,000	5,244
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2017	1,100	1,299
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,446
Harris County, Toll Road Rev. Ref. Bonds, Series 2007-A, National insured, 4.50% 2020	2,000	2,174
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011)1	7,000	7,005
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	1,215	1,297
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	2,100	2,413
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	1,600	1,847
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2019	1,500	1,709
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC-National insured, 5.25% 2012	915	918
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2017	1,000	1,141
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	10,782
City of Houston, Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,893
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2008, 5.00% 2018	1,500	1,741
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds, Series 2006-A, AMT,
National insured, 5.00% 2015	1,530	1,745
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2018	1,000	1,199
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds,
Series 2010, 5.00% 2020	5,890	6,996
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project),
Series 2008-A, 1.15% 2020 (put 2011)1	1,400	1,400
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2008, AMT, 6.00% 2020 (put 2013)	3,500	3,765
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2015	3,500	3,752
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	1,500	1,599
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 0.865% 20171	2,170	2,115
North Texas Tollway Auth., Dallas North Tollway System Rev. Ref. Bonds, Series 2005-C, 5.00% 2019	2,000	2,229
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 5.00% 2013	1,000	1,055
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,433
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,791
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	9,850	11,309
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.00% 2017	1,000	1,179
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-A, 5.00% 2016	3,500	4,074
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-C, 2.60% 2020	1,780	1,788
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2017	1,000	1,066
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2007, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	1,000	1,127
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Improvement Bonds,
Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2016	2,015	2,237
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	1,000	1,142
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2008-A, 5.50% 2015	2,000	2,319
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014	1,485	1,656
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014 (escrowed to maturity)	15	17
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	3,000	3,453
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	985	985
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	50	50
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2016	1,000	1,129
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2017	1,000	1,132
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital and
Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2017	1,500	1,679
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement
Services, Inc. Project), Series 2007, 5.00% 2015	1,170	1,275
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement
Services, Inc. Project), Series 2007, 5.00% 2016	1,280	1,401
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 4.50% 2022	500	522
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2020	1,710	1,989
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Ref. Bonds, Series 2010, 5.00% 2014	1,000	1,111
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015	1,355	1,311
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2015	1,000	1,149
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2017	1,060	1,238
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,172
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2020	2,200	2,530
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2018	1,000	1,185
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,817
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
Series 2003, National insured, 5.00% 2011 (escrowed to maturity)	3,715	3,731
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,699
		228,443

UTAH — 0.50%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	575	592
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	300	302
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	125	126
Housing Corp., Single-family Mortgage Bonds, Series 2007-A-1, Class III, AMT, 4.625% 2027	940	929
Housing Fin. Agcy., Single-family Mortgage Rev. Ref. Bonds (Federally Insured or Guaranteed Mortgage Loans),
1998 Issue D-2, AMT, 5.25% 2012	5	5
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-E-1, AMT, 5.25% 2012	5	5
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	4,000	4,544
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019	5,250	6,311
		12,814

VIRGINIA — 0.36%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,029
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,040
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT,
Assured Guaranty Municipal insured, 5.50% 2014	2,735	3,050
Public Building Auth., Public Facs. Rev. Bonds, Series 2008-B, 5.00% 2014	1,525	1,722
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-C, 5.00% 2015	1,750	2,037
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	245	255
		9,133

VIRGIN ISLANDS — 0.29%
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,000	3,296
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	3,745	4,095
		7,391

WASHINGTON — 2.58%
Public Utility Dist. No. 1 of Clark County, Electric System Rev. Ref. Bonds,
Series 2007, FGIC-National insured, 5.00% 2017	2,000	2,281
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2007-C, 5.00% 2017	3,000	3,550
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2009-A, 5.25% 2018	1,250	1,501
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	12,500	14,017
Various Purpose G.O. Bonds, Series 1992-B, 6.40% 2017	9,400	11,257
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	2,500	2,894
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center), Series 2006-A,
Assured Guaranty insured, 5.00% 2013	915	989
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2021	1,235	1,382
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2016	1,015	1,130
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2018	2,235	2,495
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2019	2,350	2,615
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2010-A, 5.00% 2018	1,000	1,116
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	1,250	1,348
King County, Public Hospital Dist. No. 1, Limited Tax G.O. and Ref. Bonds,
Series 2008-A, Assured Guaranty insured, 5.00% 2016	2,595	3,030
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.00% 2013	1,000	1,098
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,500	1,737
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program – Phase III),
Series 2007, AMT, Assured Guaranty Municipal insured, 4.55% 2017	1,585	1,690
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2016	2,000	2,247
Port of Seattle, Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2016	2,000	2,217
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,187
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, Assured Guaranty Municipal insured, 5.25% 2011	2,000	2,035
Snohomish County, Limited Tax G.O. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.00% 2014	1,115	1,272
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001, AMBAC insured, 5.25% 2011	1,650	1,677
		65,765

WISCONSIN — 1.18%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012 (escrowed to maturity)	3,000	3,139
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	3,852
G.O. Ref. Bonds, Series 2005-1, National insured, 5.00% 2017	2,500	2,840
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,000	2,352
Health and Educational Facs. Auth., Rev. Ref. Bonds (Wheaton Franciscan Services, Inc. System),
Series 2002, 6.00% 2016 (preref. 2012)	1,230	1,281
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-A, 5.25% 2017	2,000	2,292
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2009-B, 5.00% 2017	2,000	2,238
Health and Educational Facs. Auth., Rev. Ref. Bonds (Wheaton Franciscan Services, Inc. System),
Series 2003-A, 5.00% 2012	2,065	2,122
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	1,250	1,385
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2018	1,500	1,639
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2020	1,500	1,587
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,000	5,219
		29,946

Total bonds & notes (cost: $2,211,640,000)		2,333,476

Short-term securities — 8.71%

City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.20% 20251	1,800	1,800
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001-A, AMT, 0.22% 20301	6,000	6,000
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001-B, AMT, 0.22% 20251	6,000	6,000
California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco),
Series 2008, 0.23% 20311	5,195	5,195
California Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-A, 0.23% 20361	700	700
California Infrastructure and Econ. Dev. Bank, Rev. Bonds (RAND Corp.), Series 2008-B, 0.23% 20421	4,905	4,905
California Health Facs. Fncg. Auth. Hospital Rev. Bonds (Adventist Health System/West), Series 2002-A, 0.18% 20251	3,300	3,300
State of California, Econ. Recovery Bonds, Series 2004-C-1, 0.17% 20231	4,000	4,000
California Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2008-A, 0.18% 20361	2,000	2,000
California Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2008-C, 0.24% 20271	2,500	2,500
State of California, Bonds of Irvine Ranch Water District, Consolidated Series 2009-B, 0.18% 20411	4,200	4,200
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series F, 0.18% 20261	600	600
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-4, 0.20% 20371	300	300
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-5, 0.20% 20381	1,300	1,300
Colorado Educational and Cultural Facs. Auth., Demand Rev. Ref. Bonds (National Jewish Federation Bond Program),
Series D-1, 0.20% 20361	2,100	2,100
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-6, 0.20% 20251	1,455	1,455
Colorado Educational and Cultural Facs. Auth., Rev. Ref. Bonds (National Jewish Federation Bond Program),
Series A-1, 0.20% 20331	1,350	1,350
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-B, 0.20% 20331	3,100	3,100
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Ref.),
Series 2007-C, 0.23% 20271	5,000	5,000
Pinellas County Health Facs. Auth., Florida, Health System Rev. Ref. Bonds, Baycare Health System Issue,
Series 2009A-1, 0.25% 20381	1,000	1,000
Florida Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds,
Series 2008-C, 0.23% 20351	4,400	4,400
State of Idaho, Tax Anticipation Notes, Series 2011, 2.00% 6/29/2012	6,000	6,100
Illinois Fin. Auth., Demand Rev. Bonds (The University of Chicago Medical Center), Series 2009-D, 0.21% 20431	480	480
Illinois Fin. Auth., Demand Rev. Bonds (Provena Health), Series 2009-B, 0.20% 20441	3,400	3,400
Indiana Fin. Auth., Industrial Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2005, 0.20% 20351	500	500
Iowa Fin. Auth., Health Facs. Rev. Bonds (Iowa Health System), Series 2009-A, 0.20% 20351	1,850	1,850
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-1, 0.30% 20381	1,300	1,300
County of Trimble, Kentucky, Association of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, 0.20% 20381	250	250
Michigan Fin. Auth., State Aid Rev. Notes, Series 2010-D-3, 2.00% 8/22/2011	6,000	6,006
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-E, 0.30% 20301	1,000	1,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-B, 0.23% 20341	9,000	9,000
Nebraska Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects), Series 2008, 0.20% 20351	800	800
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 0.23% 20411	9,400	9,400
Trust for Cultural Resources of the City of New York, New York, Rev. Ref. Bonds (Lincoln Center for the
Performing Arts, Inc.), Series 2008-A-2, 0.22% 20351	3,900	3,900
New York City, New York, Industrial Dev. Agcy., Demand Civic Fac. Ref. and Improvement Rev. Bonds
(2005 American Civil Liberties Union Foundation, Inc. Project), 0.19% 20351	1,500	1,500
City of New York, G.O. Bonds, Fiscal 2006 Series E, Subseries E-2, 0.23% 20341	1,700	1,700
City of New York, New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.19% 20201	4,100	4,100
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 0.20% 20311	1,485	1,485
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series-B-2, 0.18% 20441	2,000	2,000
Hospital Facs. Auth. of the City of Medford, Oregon, Demand Rev. Bonds (Rogue Valley Manor Project),
Series 2007, 0.20% 20371	4,400	4,400
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2011-A, 2.00% 6/29/2012	20,000	20,328
State of Pennsylvania, Lancaster County Hospital Auth., Demand Health Center Rev. Bonds (Masonic Homes Project),
Series 2008-D, 0.24% 20341	2,300	2,300
State of Pennsylvania, Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear
Generation Corp. Project), Series 2006-B, 0.18% 20351	1,200	1,200
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 0.24% 20341	1,070	1,070
Brazos River Harbor Navigation Dist. of Brazoria County, Texas, Environmental Facs. Rev. Bonds
(Merey Sweeny, L.P. Project), Series 2001-A, AMT, 0.33% 20211	2,300	2,300
State of Texas, Tax and Rev. Anticipation Notes, Series 2010, 2.00% 8/31/2011	30,000	30,041
Utah Transit Auth., Sales Tax Rev. Bonds, Series 2006-B, 0.23% 20361	10,000	10,000
Econ. Dev. Auth. of Albemarle County, Virginia, Health Services Rev. Bonds (The University of Virginia Health
Services Foundation), Series 2009, 0.24% 20391	1,640	1,640
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.24% 20261	525	525
Port of Tacoma, Washington, Subordinate Lien Rev. Ref. Bonds, Series 2008-B, 0.22% 20441	3,700	3,700
West Virginia Hospital Fin. Auth., Hospital Rev. Ref. Bonds (West Virginia United Health System Obligated Group),
Series 2008-B, 0.20% 20411	3,000	3,000
State of Wisconsin, Operating Notes of 2011, 2.00% 6/15/2012	25,000	25,390

Total short-term securities (cost: $221,859,000)		221,870

Total investment securities (cost: $2,433,499,000)		2,555,346
Other assets less liabilities		(8,423)

Net assets		$2,546,923

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
 2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,059,000, which represented .36% of the net assets of the fund.
 3Step bond; coupon rate will increase at a later date.

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-943-0911O-S29403

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Limited Term Tax-Exempt Bond Fund of America

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Limited Term Tax-Exempt Bond Fund of America (the “Fund”) as of July 31, 2011, and for the year then ended and have issued our unqualified report thereon dated September 12, 2011 (which report and financial statements are included in item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of July 31, 2011 appearing in item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
September 12, 2011

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2011

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: September 30, 2011